Convertible Notes	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Convertible Notes	Convertible Notes
Convertible Debentures
On August 9, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with YA II PN, Ltd. (“Yorkville”) for the issuance of convertible debentures, convertible into shares of Common Stock subject to certain conditions and limitations, in the principal amount of up to $35 million. Such convertible debentures were amended on June 22, 2023 (as amended,the “Convertible Debentures”). On August 11, 2022, pursuant to the Securities Purchase Agreement, the Company sold and issued a Convertible Debenture to Yorkville in the principal amount of $20.0 million. On September 21, 2022, pursuant to the Securities Purchase Agreement, the Company sold and issued an additional Convertible Debenture to Yorkville in the principal amount of $15.0 million. Yorkville used commercially reasonable efforts to convert $2.0 million during each 30-day period beginning on September 9, 2022, provided that certain conditions were satisfied as of each such period.
The Convertible Debentures incurred interest at an annual rate of 6%, payable at maturity, Pursuant to the terms of the Securities Purchase Agreement, in July 2023, the Company elected to extend the maturity date of the Convertible Debentures from November 11, 2023 to February 11, 2024. The interest rate increased to an annual rate of (i) 10% upon the occurrence and during the continuance of an event of default, and (ii) 7.5% for so long as any “Registration Event” (as defined in the Convertible Debentures) remained in effect in accordance with the Registration Rights Agreement (described below). The Convertible Debentures provided a conversion right, in which any portion of the principal amount of the debt, together with any accrued but unpaid interest, could be converted into the Common Stock at a conversion price equal to the lower of (i) $2.4733 (prior to the reverse stock split described at Note 10 — Equity, below) or (ii) 97% of the lowest daily volume weighted average price
(“VWAP”) of the Common Stock during the three consecutive trading days immediately preceding the conversion (but not lower than a certain floor price (“Floor Price”) that was subject to further adjustment in accordance with the terms of the Convertible Debentures). The Floor Price at the time of payoff on December 4, 2023 was $0.59.
The Convertible Debentures could not be converted into shares of Common Stock to the extent such conversion would result in Yorkville and its affiliates having beneficial ownership of more than 9.99% of the then outstanding shares of Common Stock, provided that this limitation could be waived by the investor upon not less than 65 days’ prior notice to the Company.
The Convertible Debentures provided the Company, subject to certain conditions, with a redemption right pursuant to which the Company, upon 10 business days’ prior notice to Yorkville, could redeem, in whole or in part, any of the outstanding principal and interest thereon at a redemption price equal to (i) the principal amount being redeemed, (ii) all accrued and unpaid interest under the applicable Convertible Debenture, and (iii) a redemption premium of 5% of the principal amount being redeemed.
The Convertible Debentures included a monthly prepayment provision that was triggered if (i) the daily VWAP of the Company’s Common Stock was less than the Floor Price for 5 consecutive trading days or (ii) the Company issued pursuant to the Convertible Debentures in excess of 95% of the Common Stock available under the Exchange Cap, as defined in the Convertible Debentures. If this provision was triggered, the Company was required to make monthly payments, beginning on the 10th calendar day after the triggering date, of up to $4.0 million of principal (subject to a redemption premium of 5%) plus accrued and unpaid interest, subject to certain conditions (“Prepayments”). The monthly Prepayment requirement would cease if (i) the Company provided Yorkville a reset notice reducing the Floor Price, limited to no more than 85% of the closing price on the trading day immediately prior to the notice and not less than $0.50 or (ii) the daily VWAP is greater than the Floor Price for 3 consecutive trading days. In the event the monthly Prepayment provision was triggered by the issuance in excess of 95% of the Common Stock available under the Exchange Cap, the monthly Prepayment requirement would cease on the date the Company obtained stockholder approval to increase the number of shares of Common Stock available under the Exchange Cap and/or the Exchange Cap no longer applied. The monthly Prepayment requirement would cease upon the payment in full of all obligations under the Convertible Debentures. During the year ended December 31, 2023, the Company made prepayments consisting of $32.8 million of principal (which includes a final payment to Yorkville in the amount of $3.2 million on December 4, 2023), $1.6 million of redemption premium payments and $1.5 million of accrued interest payments.
The Company and Yorkville entered into a registration rights agreement (the “Registration Rights Agreement”) pursuant to which the Company is required to file a registration statement registering the resale by Yorkville of any shares of the Company’s Common Stock issuable upon conversion of the Convertible Debentures. The Company filed the initial registration statement on September 8, 2022 and received notice of effectiveness on September 19, 2022.
On June 22, 2023, the Company and Yorkville entered into the Side Letter (the “Side Letter”) to the Securities Purchase Agreement, pursuant to which the Company and Yorkville agreed, among other things, to remove the restriction on the Company’s ability to effect an advance under the SEPA, provided that for so long as any principal and interest remained outstanding under the Convertible Debentures, the Company may only (i) effect an advance under the SEPA if (x) the daily VWAP of the Common Stock is less than the Floor Price for five consecutive trading days, or (y) the Company has issued pursuant to the Convertible Debentures in excess of 95% of the shares of the Common Stock available under the Exchange Cap and has not been cured in accordance with clause (A), (B), or (C) of Section 2(a) of the Convertible Debentures, and (ii) designate an Option 1 Advance Amount under the SEPA. Pursuant to the Side Letter, the proceeds from any advance shall offset an equal amount outstanding under the Convertible Debentures as an optional redemption. During each calendar month, any portion of such proceeds that would result in the cumulative reduction to the outstanding principal under the Convertible Debentures by more than $3.0 million (“Excess Proceeds”) shall be split such that 75% of such Excess Proceeds is paid to the Company pursuant to the terms of the SEPA and 25% of such Excess Proceeds is applied as an optional redemption on the Convertible Debentures. Each monthly Prepayment amount under the Convertible Debentures shall be reduced by any such proceeds applied as an optional redemption in the 30 days prior to the applicable monthly Prepayment date.
In July 2023, pursuant to the terms of the Securities Purchase Agreement, Xos elected to extend the maturity date of the Convertible Debentures from November 11, 2023 to February 11, 2024.
The derivative liabilities associated with the Convertible Debentures remained in effect until such time as the underlying convertible notes were exercised or terminated (see Note 11 — Derivative Instruments). As of December 31, 2023, there were no derivative liabilities recorded as the Convertible Debentures were fully repaid on December 4, 2023. As of December 31, 2022, the derivative features of the Convertible Debentures were carried on the Company’s consolidated balance sheet at fair value of $0.4 million in Derivative liabilities. For the years ended December 31, 2023 and 2022, the Company recorded gains on the change in fair value of derivative liabilities of $0.4 million and $7.4 million, respectively. The Company classified the Convertible Debentures and associated derivative liabilities as current liabilities given a maturity date of less than one year.
During the year ended December 31, 2022, the Company received proceeds, net of a 2% original issuance discount, of $34.3 million from Yorkville. Debt issuance costs of $0.3 million were recorded at inception of the Convertible Debentures. Debt discount and issuance costs were amortized through the maturity date of the debenture using the effective interest rate method.
For the year ended December 31, 2022, the Convertible Debentures were not included in the computation of basic EPS, as calculated in Note 18 — Net Loss per Share, because the financial instrument did not represent participating securities. Further, the calculation of diluted EPS for the year ended December 31, 2022 was performed using the if-converted method, which assumes the Convertible Debentures were converted into Common Stock at the beginning of the period or at the time of issuance, if later.
As of December 31, 2023, there was no principal balance recorded as the Convertible Debentures were fully repaid on December 4, 2023. As of December 31, 2022, the Company had a principal balance of $33.0 million outstanding, net of unamortized debt discounts and issuance costs of $6.2 million. Amortization of debt discounts and issuance costs, recorded in other expense, net, for the years ended December 31, 2023 and 2022 totaled $6.1 million and $2.6 million, respectively. The Company recorded interest expense of $1.0 million and $0.7 million, respectively, in other expense, net related to the Convertible Debentures during the years ended December 31, 2023 and 2022. As of December 31, 2023, Yorkville converted $2.2 million of principal and $0.1 million of accrued and unpaid interest into 2,438,489 pre-split (81,282 post-split) shares of Common Stock.
Convertible Promissory Note
On August 9, 2022, the Company entered into a note purchase agreement (the “Note Purchase Agreement”) with Aljomaih Automotive Co. (“Aljomaih”) under which the Company agreed to sell and issue to Aljomaih a convertible promissory note with a principal amount of $20.0 million. On August 11, 2022, pursuant to the Note Purchase Agreement, the Company sold and issued $20.0 million in principal amount of a convertible promissory note (the “Original Note”) to Aljomaih. On September 28, 2022, the Company and Aljomaih agreed to amend and restate the Original Note (as amended and restated, the “Note”) to, among other things, adjust the calculation of the shares of the Company’s Common Stock issuable as interest, as described further below.
The Note, which matures on August 11, 2025. bears interest at a rate of 10.0% per annum, payable at maturity in validly issued, fully paid and non-assessable shares of Common Stock (“Interest Shares”), unless earlier converted or paid. If the 10-day VWAP ending on the trading day immediately prior to the applicable payment date is greater than or equal to the Nasdaq Minimum Price (as defined in the Note) or the Company has received the requisite approval from its stockholders, the number of Interest Shares to be issued will be calculated based on the 10-day; otherwise, the number of Interest Shares to be issued will be based on the Nasdaq Minimum Price. The conversion price for the Note will initially be equal to $71.451 per share, as adjusted for the Company’s 1-for-30 reverse stock split that occurred on December 6, 2023, subject to adjustment in some events pursuant to the terms of the Note. The Company will have the right, in its sole discretion and exercisable at its election by sending notice of such exercise to Aljomaih, to irrevocably fix the method of settlement that will apply to all conversions of Notes. Methods of settlement include (i) physical settlement in shares of Common Stock, (ii) cash settlement determined by multiplying the principal being converted by the 10-day VWAP ending on the trading day immediately prior to the conversion date and dividing by the conversion price, or (iii) a combination of Common Stock and cash.
The Note may not be converted into shares of Common Stock and Interest Shares may not be issued to the extent (i) such conversion or issuance would result in the investor having beneficial ownership of more than 19.99% of the then outstanding shares of the Company’s Common Stock or (ii) the aggregate number of shares issued would exceed the Authorized Share Cap (as defined in the Note).
The Note also includes an optional redemption feature that provides the Company, on or after August 11, 2024, or as otherwise agreed to between the Company and Aljomaih in writing, the right to redeem the outstanding principal and accrued and unpaid interest, upon written notice not less than 5 trading days prior to exercise of the option, in full or in part and without penalty.
The Company accounts for the Note in accordance with the guidance contained in ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, under which the Note was analyzed for the identification of material embedded features that meet the criteria for equity treatment and/or bifurcation and must be recorded as a liability. The Company classified the Note as a non-current liability given a maturity date of greater than one year.
During the year ended December 31, 2022, the Company received proceeds of $20.0 million from Aljomaih. Debt issuance costs of $0.1 million were recorded at inception of the Note. Debt issuance costs are amortized through the maturity date of the Note using the effective interest rate method.
The Note will not be included in the computation of either basic or diluted EPS for the year ended December 31, 2023 in Note 18 — Net (Loss) Income per Share. This financial instrument is not included in basic EPS because it does not represent participating securities. Further, the Note is not included in diluted EPS because the Company reported a net loss from continuing operations for the year ended December 31, 2023; thus, including these financial instruments would have an antidilutive effect on EPS.
As of December 31, 2023 and 2022, the Company had a principal balance of $20.0 million outstanding, net of unamortized debt and issuance costs of $0.1 million. Amortization of debt issuance costs, recorded in other expense, net, for the years ended December 31, 2023 and 2022 was $50,000 and $19,000, respectively. The Company recorded interest expense of $2.0 million and $0.8 million in other expense, net related to the Note as of December 31, 2023 and 2022, respectively.
Convertible Notes
Convertible Debentures
On August 9, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with YA II PN, Ltd. (“Yorkville”) for the issuance of convertible debentures (“Convertible Debentures”), convertible into shares of Common Stock subject to certain conditions and limitations, in the principal amount of up to $35 million. On August 11, 2022, pursuant to the Securities Purchase Agreement, the Company sold and issued a Convertible Debenture to Yorkville in the principal amount of $20.0 million. On September 21, 2022, pursuant to the Securities Purchase Agreement, the Company sold and issued an additional Convertible Debenture to Yorkville in the principal amount of $15.0 million. Such Convertible Debentures were amended on June 22, 2023. The Convertible Debentures provided that Yorkville would use commercially reasonable efforts to convert at least $2.0 million during each 30-day period beginning on September 9, 2022, provided that certain conditions were satisfied as of each such period.
The Convertible Debentures incurred interest at an annual rate of 6%, payable at maturity. Pursuant to the terms of the Securities Purchase Agreement, in July 2023, the Company elected to extend the maturity date of the Convertible Debentures from November 11, 2023 to February 11, 2024. The interest rate increased to an annual rate of (i) 10% upon the occurrence and during the continuance of an event of default, and (ii) 7.5% for so long as any “Registration Event” (as defined in the Convertible Debentures) remained in effect in accordance with the Registration Rights Agreement (described below). The Convertible Debentures provided a conversion right, in which any portion of the principal amount of the debt, together with any accrued but unpaid interest, could be converted into the Common Stock at a conversion price equal to the lower of (i) $74.199 (as adjusted for the reverse stock split described at Note 9 - Equity, below) or (ii) 97% of the lowest daily volume weighted average price (“VWAP”) of the Common Stock during the three consecutive trading days immediately preceding the conversion (but not lower than a certain floor price (“Floor Price”) that was subject to further adjustment in accordance with the terms of the Convertible Debentures). The Floor Price at the time of payoff on December 4, 2023 was $17.70 (as adjusted for the reverse stock split described at Note 9 - Equity, below).
The Convertible Debentures could not be converted into shares of Common Stock to the extent such conversion would result in Yorkville and its affiliates having beneficial ownership of more than 9.99% of the then outstanding shares of Common Stock, provided that this limitation could be waived by the investor upon not less than 65 days’ prior notice to the Company.
The Convertible Debentures provided the Company, subject to certain conditions, with a redemption right pursuant to which the Company, upon 10 business days’ prior notice to Yorkville, could redeem, in whole or in part, any of the outstanding principal and interest thereon at a redemption price equal to (i) the principal amount being redeemed, (ii) all accrued and unpaid interest under the applicable Convertible Debenture, and (iii) a redemption premium of 5% of the principal amount being redeemed.
The Convertible Debentures included a monthly prepayment provision that was triggered if (i) the daily VWAP of the Company’s Common Stock was less than the Floor Price for 5 consecutive trading days or (ii) the Company issued pursuant to the Convertible Debentures in excess of 95% of the Common Stock available under the Exchange Cap, as defined in the Convertible Debentures. If this provision was triggered, the Company was required to make monthly payments, beginning on the 10th calendar day after the triggering date, of up to $4.0 million of principal (subject to a redemption premium of 5%) plus accrued and unpaid interest, subject to certain conditions (“Prepayments”). The monthly Prepayment requirement would cease if (i) the Company provided Yorkville a reset notice reducing the Floor Price, limited to no more than 85% of the closing price on the trading day immediately prior to the notice and not less than $15.00 (as adjusted for the reverse stock split described at Note 9 - Equity, below) or (ii) the daily VWAP is greater than the Floor Price for 3 consecutive trading days. In the event the monthly Prepayment provision was triggered by the issuance in excess of 95% of the Common Stock available under the Exchange Cap, the monthly Prepayment requirement would cease on the date the Company obtained stockholder approval to increase the number of shares of Common Stock available under the Exchange Cap and/or the Exchange Cap no longer applied. The monthly Prepayment requirement will cease upon the payment in full of all obligations under the Convertible Debentures.
The Company and Yorkville entered into a registration rights agreement (the “Registration Rights Agreement”) pursuant to which the Company was required to file a registration statement registering the resale by Yorkville of any shares of the Company’s Common Stock issuable upon conversion of the Convertible Debentures. The Company filed the initial registration statement on September 8, 2022 and received notice of effectiveness on September 19, 2022.
On June 22, 2023, the Company and Yorkville entered into the Side Letter (the “Side Letter”) to the Securities Purchase Agreement, pursuant to which the Company and Yorkville agreed, among other things, to remove the restriction on the Company’s ability to effect an advance under the SEPA (see the section captioned “Standby Equity Purchase Agreement” in Note 9 - Equity, below), provided that for so long as any principal and interest remained outstanding under the Convertible Debentures, the Company may only (i) effect an advance under the SEPA if (x) the daily VWAP of the Common Stock is less than the Floor Price for five consecutive trading days, or (y) the Company has issued pursuant to the Convertible Debentures in excess of 95% of the shares of the Common Stock available under the Exchange Cap and has not been cured in accordance with clause (A), (B), or (C) of Section 2(a) of the Convertible Debentures, and (ii) designate an Option 1 Advance Amount under the SEPA. Pursuant to the Side Letter, the proceeds from any advance would offset an equal amount outstanding under the Convertible Debentures as an optional redemption. During each calendar month, any portion of such proceeds that would result in the cumulative reduction to the outstanding principal under the Convertible Debentures by more than $3.0 million (“Excess Proceeds”) were to be split such that 75% of such Excess Proceeds is paid to the Company pursuant to the terms of the SEPA and 25% of such Excess Proceeds is applied as an optional redemption on the Convertible Debentures. Each monthly Prepayment amount under the Convertible Debentures was to be reduced by any such proceeds applied as an optional redemption in the 30 days prior to the applicable monthly Prepayment date.
The derivative liabilities associated with the Convertible Debentures remained in effect until such time as the underlying convertible notes were exercised or terminated (see Note 10 - Derivative Instruments). As of June 30, 2024 and December 31, 2023, there were no derivative liabilities recorded on the Company’s condensed consolidated balance sheet as the Convertible Debentures were fully repaid prior to December 31, 2023.
The Company received proceeds, net of a 2% original issuance discount, of $34.3 million from Yorkville. Debt issuance costs of $0.3 million were recorded at inception of the Convertible Debentures. Debt discount and issuance costs are amortized through the maturity date of the debenture using the effective interest rate method.
The Convertible Debentures were not included in the computation of either basic or diluted earnings per share (“EPS”) for the three and six months ended June 30, 2023 in Note 16 — Net Loss per Share, because the financial instrument did not represent participating securities. Further, the Convertible Debentures are not included in diluted
EPS because the Company reported a net loss from continuing operations for the three and six months ended June 30, 2023; thus, including these financial instruments would have an antidilutive effect on EPS.
As of June 30, 2024 and December 31, 2023, there was no principal balance recorded as the Convertible Debentures were fully repaid prior to December 31, 2023. Amortization of debt discounts and issuance costs, recorded in other expense, net, for the three months ended June 30, 2024 and 2023 totaled $0 and $2.5 million, respectively. Amortization of debt discounts and issuance costs, recorded in other expense, net, for the six months ended June 30, 2024 and 2023 totaled $0 and $4.3 million, respectively.
The Company recorded interest expense of $0 in other expense, net related to the Convertible Debentures during the three and six months ended June 30, 2024. The Company recorded interest expense of $0.3 million and $0.7 million in other expense, net related to the Convertible Debentures during the three and six months ended June 30, 2023, respectively.
Convertible Promissory Note
On August 9, 2022, the Company entered into a note purchase agreement (the “Note Purchase Agreement”) with Aljomaih Automotive Co. (“Aljomaih”) under which the Company agreed to sell and issue to Aljomaih a convertible promissory note with a principal amount of $20.0 million. On August 11, 2022, pursuant to the Note Purchase Agreement, the Company sold and issued $20.0 million in principal amount of a convertible promissory note (the “Original Note”) to Aljomaih. On September 28, 2022, the Company and Aljomaih agreed to amend and restate the Original Note (as amended and restated, the “Note”) to, among other things, adjust the calculation of the shares of the Company’s Common Stock issuable as interest, as described further below.
The Note, which matures on August 11, 2025, bears interest at a rate of 10.0% per annum, payable at maturity in validly issued, fully paid and non-assessable shares of Common Stock (“Interest Shares”), unless earlier converted or paid. If the 10-day VWAP ending on the trading day immediately prior to the applicable payment date is greater than or equal to the Minimum Price (as defined in Nasdaq Rule 5635(d)) or the Company has received the requisite approval from its stockholders, the number of Interest Shares to be issued will be calculated based on the 10-day; otherwise, the number of Interest Shares to be issued will be based on the Nasdaq Minimum Price. The conversion price for the Note will initially be equal to $71.451 per share, as adjusted for the Company’s 1-for-30 reverse stock split that occurred on December 6, 2023, subject to adjustment in some events pursuant to the terms of the Note. The Company will have the right, in its sole discretion and exercisable at its election by sending notice of such exercise to Aljomaih, to irrevocably fix the method of settlement that will apply to all conversions of Notes. Methods of settlement include (i) physical settlement in shares of Common Stock, (ii) cash settlement determined by multiplying the principal being converted by the 10-day VWAP ending on the trading day immediately prior to the conversion date and dividing by the conversion price, or (iii) a combination of Common Stock and cash.
The Note may not be converted into shares of Common Stock and Interest Shares may not be issued to the extent (i) such conversion or issuance would result in the investor having beneficial ownership of more than 19.99% of the then outstanding shares of the Company’s Common Stock or (ii) the aggregate number of shares issued would exceed the Authorized Share Cap (as defined in the Note).
The Note also includes an optional redemption feature that provides the Company, on or after August 11, 2024, or as otherwise agreed to between the Company and Aljomaih in writing, the right to redeem the outstanding principal and accrued and unpaid interest, upon written notice not less than 5 trading days prior to exercise of the option, in full or in part and without penalty.
The Company accounts for the Note in accordance with the guidance contained in ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, under which the Note was analyzed for the identification of material embedded features that meet the criteria for equity treatment and/or bifurcation and must be recorded as a liability. The Company classified the Note as a non-current liability given a maturity date of greater than one year.
The Note will not be included in the computation of either basic or diluted EPS for the three months ended June 30, 2024 in Note 16 — Net Loss per Share. This financial instrument is not included in basic EPS because it does not represent participating securities. Further, the Note is not included in diluted EPS because the Company reported a net loss from continuing operations for the three and six months ended June 30, 2024; thus, including these financial instruments would have an antidilutive effect on EPS.
As of June 30, 2024 and December 31, 2023, the Company had a principal balance of $20.0 million outstanding, net of unamortized debt and issuance costs of $56,000 and $80,000, respectively. Debt issuance costs are amortized through the maturity date of the Note using the effective interest rate method. Amortization of debt issuance costs, recorded in other expense, net, for the three and six months ended June 30, 2024 and 2023, was immaterial. The Company recorded interest expense of $0.5 million and $1.0 million in other expense, net related to the Note during the three and six months ended June 30, respectively, in both 2024 and 2023.